497(e)
                                                                       333-76130

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AXA Equitable Life Insurance Company
SUPPLEMENT DATED JULY 6, 2007 TO THE MAY 1, 2007 PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR:
INCENTIVE LIFE(SM) '02
SURVIVORSHIP INCENTIVE LIFE(SM) '02
INCENTIVE LIFE(SM) '06
IL COLI(SM) '04
PARAMOUNT LIFE(SM)
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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated
May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service group referenced in your prospectus.


POSTPONEMENT OF PORTFOLIO SUBSTITUTIONS

The July 9, 2007 substitutions of interests in the variable investment options listed below and described in the May 1, 2007 supplement to your prospectus have been temporarily postponed. Pending regulatory approval, the substitution transactions are now expected to occur on or about August 20, 2007. For more information about the substitutions, please refer to your May 1, 2007 prospectus and prospectus supplement. Please note that not all variable investment options listed below are available in all products.


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 Replaced (Current) Portfolio      Surviving/New Portfolio
--------------------------------------------------------------------------------
Davis Value                        EQ/AllianceBernstein Value
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MFS Mid Cap Growth                 EQ/Van Kampen Mid Cap Growth
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OpCap Renaissance                  EQ/Lord Abbett Mid Cap Value
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PIMCO Total Return                 EQ/JPMorgan Core Bond
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U.S. Real Estate                   EQ/Van Kampen Real Estate
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                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


EVM-435 (6/07)                                                                NB
139256 (6/07)                                                             x01702